Investor A, Institutional [Member] Expense Example - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2035 FUND	Dec. 31, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	232
Expense Example, with Redemption, 10 Years	527
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	93
Expense Example, with Redemption, 10 Years	$ 214